March 1, 2006





U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD MUNICIPAL BOND FUNDS
     FILE NO.  2-57689


Commissioners:


Enclosed is the 58th Post-Effective Amendment of the Registration Statement of the Vanguard Municipal Bond Funds (the "Trust") on Form N-1A. The purpose of the filing is to incorporate new derivative policy disclosure.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on May 1, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



THE VANGUARD GROUP, INC.





Christopher A. Wightman
Associate Counsel


Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission